Document And Entity Information	12 Months Ended
Dec. 31, 2015 USD ($) shares
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2015
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015
Entity Registrant Name	GLOBAL MACRO TRUST
Entity Central Index Key	0001145765
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding | shares	0
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float | $	$ 0
Amendment Description	CALCULATION OF REGISTRATION FEE Title of each class of securities being registered Proposed Maximum aggregate offering price(1) Amount of additional registration fee(2) Units of Beneficial Interest $ [178,788,751] $ 0 (1) To be allocated between Series on the basis of subscriber demand. (2) Pursuant to Rule 457(o). As of the date hereof, Registrant registers pursuant to this Amendment No. 1 to Registration Statement on Form S-1 (Registration No. 333-209445) $[178,788,751] of Units. Upon the filing of this Amendment No. 1 to Registration Statement on Form S-1, Registrant carries forward and registers, pursuant to Rule 415(a)(6), $[178,788,751] of registered but unsold Units from Registrant's previous Registration Statement on Form S-1 (Registration No. 333-183197) for which Registrant has paid $[22,634.41] in registration fees to the Securities and Exchange Commission. The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.